Reserves - Summary of Reserves (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reserves within equity [Line Items]
Beginning balance	¥ 52,366	¥ 39,931	¥ 31,771
Unrealized gains on cash flow hedges (note 39)	35	107	10
Fair value movements in available-for-sale investments	115	40	87
Fair value changes of available-for-sale investments held by an associate	10	(1)	7
Actuarial gains (losses) on post-retirement benefit obligations	124	(410)	196
Issue of shares		8,540	2,855
Profit for the year	6,810	4,955	5,043
Ending balance	58,778	52,366	39,931
Share premium [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	29,540	22,327
Issue of shares		7,213
Ending balance	29,540	29,540	22,327
Capital reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(778)	(778)
Ending balance	(778)	(778)	(778)
Hedging reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	56	(51)
Unrealized gains on cash flow hedges (note 39)	35	107
Ending balance	91	56	(51)
Statutory reserve [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	328	184
Transfer from retained profits	212	144
Ending balance	540	328	184
Other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	(2,947)	(2,579)
Fair value movements in available-for-sale investments	110	36
Fair value changes of available-for-sale investments held by an associate	10	(1)
Actuarial gains (losses) on post-retirement benefit obligations	122	(403)
Ending balance	(2,705)	(2,947)	(2,579)
Retained Profits [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	8,784	5,168	815
Transfer from retained profits	(212)	(144)
Profit for the year	6,342	4,498	4,537
Final 2016 dividend	(709)
Interim 2016 dividend (note 48)		(738)
Ending balance	14,205	8,784	5,168
Retained earnings and other reserves [member]
Disclosure of reserves within equity [Line Items]
Beginning balance	34,983	24,271
Unrealized gains on cash flow hedges (note 39)	35	107
Fair value movements in available-for-sale investments	110	36
Fair value changes of available-for-sale investments held by an associate	10	(1)
Actuarial gains (losses) on post-retirement benefit obligations	122	(403)
Issue of shares		7,213
Profit for the year	6,342	4,498
Final 2016 dividend	(709)
Interim 2016 dividend (note 48)		(738)
Ending balance	¥ 40,893	¥ 34,983	¥ 24,271